Trade Receivables and Contract Assets - Summary of Trade Receivables and Contract Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables And Contract Assets [Abstract]
Trade receivables	€ 171,803	€ 135,514
Allowance for expected credit losses	(6,544)	(7,696)	€ (7,355)
Total trade receivables	€ 165,259	€ 127,818
Expected credit loss rate	3.80%	5.70%